111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 August 30, 2018

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on behalf of MFS® Corporate Bond Fund, MFS® Limited Maturity Fund, MFS® Municipal Limited Maturity Fund and MFS® Total Return Bond Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 104 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on August 27, 2018.

Please call the undersigned at (617) 954-4340 or Corey Bradley at (617) 954-4915 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/ccs
enclosure